Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	¥ 25,381	$ 3,693	¥ 10,827	¥ (23,228)
Cash flow from financing activities
Proceeds from related parties	(36,382)	(5,292)	19,327	(11,333)
Effect of exchange	(2,014)	(866)	1,760	2,669
Net cash provided by (used in) financing activities	(41,332)	(6,012)	(26,961)	60,123
At beginning of period/year	12,963
At end of period/year	8,908	1,296	12,963
Parent Company [Member]
Cash flow from operating activities
Net income	(22,172)	(3,224)	(46,003)	(54,483)
Adjustment to reconcile net income (loss) to net cash from operating activities:
Equity in earnings of subsidiaries	21,223	3,086	43,597	51,806
Foreign exchange gain	0	0	0	0
Changes in operating assets and liabilities:
Other current assets	0	0	0	0
Other current liabilities	(814)	(118)	(66)	142
Net cash provided by operating activities	(1,763)	(255)	(2,472)	(2,535)
Cash flow from financing activities
Payments to related parties	(639)	(93)	4,762	2,750
Proceeds from related parties	2,294	334	(2,379)	(10)
Effect of exchange	1	0	(12)	10
Net cash provided by (used in) financing activities	1,656	241	2,371	2,750
Net increase (decrease) in cash	(107)	(15)	(101)	215
At beginning of period/year	125	18	226	11
At end of period/year	¥ 18	$ 3	¥ 125	¥ 226